Segment information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of reconciliation between adjusted profit and statutory profit
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the first six months ended 30 June 2022 and 2021:

	EUR million
	Revenue from ordinary activities		Profit before taxes		Profit
Segment	30-06-2022	30-06-2021	30-06-2022	30-06-2021	30-06-2022	30-06-2021
Europe	13,649	10,862	2,693	1,963	1,839	1,312
North America	8,154	7,315	2,061	2,478	1,578	1,581
South America	17,613	10,580	3,165	3,105	1,946	1,639
Digital Consumer Bank	3,395	3,245	1,010	888	572	485
Corporate Centre	173	(169)	(1,014)	(805)	(1,041)	(812)
Underlying Profit	42,984	31,833	7,915	7,629	4,894	4,205
Adjustments	—	—	—	(715)	—	(530)
Statutory Profit	42,984	31,833	7,915	6,914	4,894	3,675